ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Computer Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets	2 to 3 years straight line
Health Canada licenses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets	term, plus life of building or renewal term of leased facility site
Patents
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of intangible assets	straight line over the life of the patent
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Expected lives of plant and equipment depreciated	15 to 25 years straight line
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Expected lives of plant and equipment depreciated	lesser of useful life or term of lease
Production, Lab and Growing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Expected lives of plant and equipment depreciated	5 to 10 years straight line
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Expected lives of plant and equipment depreciated	3 years straight line